Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Financial income and expenses [Abstract]
Financial Income and Expenses

	2026 $’000	2025 $’000	2024 $’000
Financial income
Interest on bank accounts	3,074	2,775	5,027
Net foreign exchange gain	3,424	–	–
Total financial income	6,498	2,775	5,027
Financial expenses
Discounting on provisions and other liabilities	(320)	(265)	(905)
Interest on contract liabilities	(3,149)	–	–
Interest on lease liabilities	(300)	(263)	(477)
Interest on preference shares	(1,559)	(2,362)	(793)
Net foreign exchange loss	–	(285)	(764)
Other financial expenses	(445)	(270)	(170)
Total financial expenses	(5,773)	(3,445)	(3,109)
Net financial income/(expense)	725	(670)	1,918